Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other liabilities

As at December 31,	2023	2022
		(restated, see Note 2)
Accounts payable	$2,493	$2,354
Bank overdrafts and cash pooling	—	6
Repurchase agreements (Note 5)	2,705	2,725
Accrued expenses and taxes	4,433	4,002
Credit facilities(1)	2,330	2,339
Borrowed funds(2)	333	403
Accrued post-retirement benefit liability (Note 24)	355	268
Secured borrowings from mortgage securitization (Note 5)	2,119	2,158
Lease liabilities	989	952
Other financial liabilities (Note 5)(3)	2,449	1,996
Obligations for securities borrowing	223	73
Collateralized loan obligations (Note 5)	3,247	2,816
Deferred payments liability	240	299
Other(1)	1,739	1,718
Total other liabilities	$23,655	$22,109

(1)    Interest expense on credit facilities and other borrowings was $167 and $52 for 2023 and 2022, respectively.
(2)    The change in Borrowed funds relates to net cash flow changes of $(72) in 2023 (2022 — $(34)) and foreign exchange rate movements of $2 in 2023 (2022 — $8).
(3)    Comprises of financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to NCI. Interest expense on financial liabilities related to acquisitions was $91 in 2023 (2022 — $68).

Schedule of borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2023	2022
Encumbrances on real estate	Cdn. dollars	Current — 2029	$258	$326
Encumbrances on real estate	U.S. dollars	2024	75	77
Total borrowed funds			$333	$403
The following obligations are included in Senior debentures as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2023	2022
Sun Life Assurance senior debentures:(2)
Issued to Sun Life Capital Trust ("SLCT I")
Series B issued June 25, 2002	7.093%	June 30, 2032(3)	2052	$200	$200
Fair value				$220	$215

(1)    All senior debentures are unsecured.
(2)    Redemption is subject to regulatory approval.
(3)    Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%; from June 30, 2032, the redemption price is par.
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call date(1)		Maturity	2023	2022
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued September 19, 2016(5)	3.05%	September 19, 2023		2028	—	999
Issued August 13, 2019(6)	2.38%	August 13, 2024		2029	750	749
Issued May 8, 2020(7)	2.58%	May 10, 2027		2032	997	996
Issued October 1, 2020(8)	2.06%	October 1, 2030		2035	747	746
Issued November 18, 2021(9)	2.46%	November 18, 2026		2031	498	498
Issued November 18, 2021(10),(12)	2.80%	November 21, 2028		2033	996	996
Issued November 18, 2021(11),(12)	3.15%	November 18, 2031		2036	498	498
Issued August 10, 2022(13)	4.78%	August 10, 2029		2034	647	646
Issued July 4, 2023(14)	5.50%	July 4, 2030		2035	497	—
Total subordinated debt					$6,178	$6,676
Fair value					$5,888	$6,106
(1)    Subject to regulatory approval all obligations are redeemable 5-years after issuance date. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to         May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over CDOR.
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25%.
(5)    Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR. Between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%. On September 19, 2023, SLF Inc. redeemed all of the outstanding $1,000 principal amount of these debentures in accordance with the redemption terms attached to such debentures.
(6)    Series 2019-1 Subordinated Unsecured 2.38% Fixed/Floating Debentures due 2029. From August 13, 2024, interest is payable at 0.85% over CDOR.
(7)    Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.52%.
(8)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.38%.
(9)    Series 2021-1 Subordinated Unsecured 2.46% Fixed/Floating Debentures due 2031. From November 18, 2026, interest is payable at 0.44% over CDOR.
(10)    Series 2021-2 Subordinated Unsecured 2.80% Fixed/Floating Debentures due 2033. From November 21, 2028, interest is payable at 0.69% over CDOR. Between November 21, 2026 and November 21, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(11)    Series 2021-3 Subordinated Unsecured 3.15% Fixed/Floating Debentures due 2036. From November 18, 2031, interest is payable at 0.91% over CDOR. Between November 18, 2026 and November 18, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.335%.
(12)    Subject to contractual terms requiring us to redeem the underlying securities, in full, if the closing of the DentaQuest acquisition does not occur.
(13)    Series 2022-1 Subordinated Unsecured 4.78% Fixed/Floating Debentures due 2034. From August 10, 2029, interest is payable at 1.96% over the CORRA.
(14) Series 2023-1 Subordinated Unsecured 5.50% Fixed/Floating Debentures due 2035. From July 4, 2030, interest is payable at 1.93% over the CORRA.